CONVERTIBLE SECURITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF SIGNIFICANT INPUTS IN MEASURING

The Company used the following significant inputs in measuring the SAFEs:

	June 30, 2025	December 31, 2024
Fair value of Ordinary Share*	$4.14	$3.40
Weighted average cost of capital	23.1%	23.5%
Risk free rate	4.29% - 4.41%	4.16%-4.24%
Time to maturity	0.25-0.43	0.49-0.93

*	Including inputs and assumptions on the likelihood of a SAFE mandatory conversion, qualified equity financing or liquidity event or dissolution.

The Company used the following significant inputs in measuring the SAFEs:

	December 31,	December 31,
	2024	2023
Fair value of Ordinary Share*	$3.40	$4.12
Weighted average cost of capital	23.5%	21.70%
Risk free rate	4.16% - 4.24%	5.06%
Time to maturity	0.49-0.93	0.48

*	Including inputs and assumptions on the likelihood of a SAFE mandatory conversion, qualified equity financing or liquidity event or dissolution.